Financial Instruments Fair Value Disclosures - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 13,551	€ 14,679
Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	13,551	14,679
Level I [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level I [member] | Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level II [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level II [member] | Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level III [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	13,551	14,679
Level III [member] | Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 13,551	€ 14,679